Goodwill and Other Intangible Assets - Narrative (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Other Intangible Assets [Line Items]
Goodwill impairment charges	$ 55	$ 55	$ 73	$ 0	$ 0
Amortization expense for other intangible assets			18	16	17
2017 Acquisitions
Schedule Of Other Intangible Assets [Line Items]
Total additions			55
Office Products
Schedule Of Other Intangible Assets [Line Items]
Goodwill impairment charges			0
Book
Schedule Of Other Intangible Assets [Line Items]
Goodwill impairment charges			0
Trade Names
Schedule Of Other Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets			8	$ 0	$ 0
Trade Names | Office Products
Schedule Of Other Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets			3
Trade Names | Book
Schedule Of Other Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets			$ 5